Equity Method Investees (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment
Equity method investments	$ 346.9	$ 303.2
Condensed income statement information
Revenues	6,177.0	6,043.4	5,970.6
Gross margin	2,043.5	1,897.3	1,802.3
Net income	304.0	284.2	255.1
Equity in net income of affiliates	30.7	27.6	25.4
Condensed balance sheet information
Current assets	1,194.2	1,129.7
Noncurrent assets	8,377.8	8,139.1
Total assets	9,572.0	9,268.8
Current liabilities	888.8	866.2
Noncurrent liabilities	6,517.5	6,475.5
Equity	2,165.7	1,927.1
Total liabilities and equity	9,572.0	9,268.8
Jacobs Group
Equity Method Investment
Ownership percentage of Equity Method Investment	50.00%
The Nix Group
Equity Method Investment
Ownership percentage of Equity Method Investment	50.00%
Penske Wynn Ferrari Maserati
Equity Method Investment
Ownership percentage of Equity Method Investment	50.00%
Max Cycles
Equity Method Investment
Ownership percentage of Equity Method Investment	50.00%
Innovative Media
Equity Method Investment
Ownership percentage of Equity Method Investment	45.00%
QEK Global Solutions
Equity Method Investment
Ownership percentage of Equity Method Investment	31.00%
Around-The Clock Freightliner
Equity Method Investment
Ownership percentage of Equity Method Investment	27.00%
Fleetwash, LLC
Equity Method Investment
Ownership percentage of Equity Method Investment	7.00%
National Powersport Auctions
Equity Method Investment
Ownership percentage of Equity Method Investment	7.00%
Penske Truck Leasing Co., L.P. ("PTL")
Equity Method Investment
Equity method investments	268.8	242.8
Limited partnership interest (as a percent)	9.00%
Jacobs Group, The Nix Group, Penske Wynn Ferrari Maserati, Max Cycles, Innovative Media, QEK Global Solutions and Fleetwash, LLC equity method investment
Equity Method Investment
Equity method investments	$ 78.1	$ 60.4